Cover	12 Months Ended
Dec. 31, 2021 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-14740
Entity Registrant Name	North American Nickel Inc.
Entity Central Index Key	0000795800
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	666 Burrard Street
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 2X8
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	131,270,286
Auditor Firm ID	1173
Auditor Name	DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Location	Vancouver, Canada